Employee Benefit Plans and Similar Obligations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefit Plans and Similar Obligations
36.	EMPLOYEE BENEFIT PLANS AND SIMILAR OBLIGATIONS
Note 2.b.10 describes the main characteristics and accounting treatment for benefit plans implemented by the Group.

i.	Retirement plan
The total charges recognized under the Retirement Plan amounted to approximately 133, 87 and 80 for the years ended December 31, 2019, 2018 and 2017, respectively.

ii.	Objective performance bonus programs and performance evaluation programs
The amount charged to expense related to the
programs described
was 3,790, 2,141 and 1,650 for the years ended December 31, 2019, 2018 and 2017, respectively.

iii.	Share-based benefit plan
Consistent with share-based benefit plans approved in previous years, the Board of Directors:

•
at its meeting held on June 11, 2014, approved the creation of a new share-based benefit plan 2014-2017 effective for 3 years from July 1, 2014 (grant date), with similar characteristics to those of the 2013-2015 plan.

•
at its meeting held on June 8, 2015, approved the creation of a new share-based benefit plan 2015-2018 effective for 3 years from July 1, 2015 (grant date), with similar characteristics to existing plans.

•
at its meeting held on May 10, 2016, approved the creation of a new share-based benefit plan 2016-2019 effective for 3 years from July 1, 2016 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 9, 2017, approved the creation of a new shared-based benefit plan for 2017-2020 effective for 3 years from July 1, 2017 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 8, 2018, approved the creation of a new shared-based benefit plan for 2018-2021 effective for 3 years from July 1, 2018 (grant date), with similar characteristics to the previously implemented schemes.

•
at its meeting held on May 9, 2019, approved the creation of a new shared-based benefit plan for 2019-2022 effective for 3 years from July 1, 2019 (grant date), with similar characteristics to the previously implemented schemes.

The amounts charged to expense in relation to the share-based plans, which are disclosed according to their nature, amounted to 493, 308 and 162 for the fiscal years ended December 31, 2019, 2018 and 2017, respectively.
During the fiscal years ended December 31, 2019, 2018 and 2017, the Company has repurchased 411,623, 250,795 and 263,298 of its own shares issued for an amount of 280, 120 and 100, respectively, and has delivered to the beneficiaries of the plan 609,910, 538,252 and 502,996 shares, respectively, for purposes of compliance with the share-based benefit plans. The cost of such repurchases is disclosed in the shareholders’ equity under the name of “
Acquisition cost
of
Treasury
shares”, while the nominal value and its adjustment derived from the monetary restatement made under the Prior Accounting Principles have been reclassified from the accounts “Subscribed capital” and “Adjustment to contributions
” to the “Treasury shares” and “Adjustment to treasury shares” accounts, respectively.
Information related to the evolution of the quantity of shares, of the plans at the end of the years ended December 31, 2019, 2018 and 2017, is as follows:
Plan 2014-2017

	2019	2018	2017
Amount at the beginning of the fiscal year	—	—	99,278
- Granted	—	—	6,269
- Settled	—	—	(105,201)
- Expired	—	—	(346)

Amount at end of fiscal year (1)	—	—	—

Expense recognized during the fiscal year	—	—	8
Fair value of shares on grant date (in U.S. dollars)	—	—	33.41

(1)	The life of the plan in 2017 was 7 months.
Plan 2015-2018

	2019	2018	2017
Amount at the beginning of the fiscal year	—	162,051	339,459
- Granted	—	—	2,682
- Settled	—	(155,385)	(168,814)
- Expired	—	(6,666)	(11,276)

Amount at end of fiscal year (1)	—	—	162,051

Expense recognized during the fiscal year	—	12	26
Fair value of shares on grant date (in U.S. dollars)	—	19.31	19.31

(1)	The life of the plan in 2018 was 7 months, whereas the remaining life as of December 31, 2017 was 7 months.
Plan 2016-2019

	2019	2018	2017
Amount at the beginning of the fiscal year	183,080	393,972	682,307
- Granted	—	—	—
- Settled	(180,478)	(189,303)	(228,981)
- Expired	(2,602)	(21,589)	(59,354)

Amount at end of fiscal year (1)	—	183,080	393,972

Expense recognized during the fiscal year	21	54	59
Fair value of shares on grant date (in U.S. dollars)	16.99	16.99	16.99

(1)	The life of the plan in 2019 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2018, and between 7 and 19 months as of December 31, 2017.

Plan 2017-2020

	2019	2018	2017
Amount at the beginning of the fiscal year	375,552	644,949	—
- Granted	—	—	646,149
- Settled	(182,445)	(193,564)	—
- Expired	(9,906)	(75,833)	(1,200)

Amount at end of fiscal year (1)	183,201	375,552	644,949

Expense recognized during the fiscal year	98	142	69
Fair value of shares on grant date (in U.S. dollars)	20.26	20.26	20.26

(1)	The average remaining life of the plan is 7 months as of December 31, 2019, between 7 and 19 months as of December 31, 2018 and between 7 and 31 months as of December 31, 2017.
Plan 2018-2021

	2019	2018	2017
Amount at the beginning of the fiscal year	761,512	—	—
- Granted	—	761,512	—
- Settled	(246,987)	—	—
- Expired	(6,067)	—	—

Amount at end of fiscal year (1)	508,458	761,512	—

Expense recognized during the fiscal year	212	100	—
Fair value of shares on grant date (in U.S.dollars)	13.60	13.60	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2019 and between 7 and 31 months as of December 31, 2018.
Plan 2019-2022

	2019	2018	2017
Amount at the beginning of the fiscal year	—	—	—
- Granted	758,690	—	—

Amount at end of fiscal year (1)	758,690	—	—

Expense recognized during the fiscal year	189	—	—
Fair value of shares on grant date (in U.S. dollars)	9.97	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2019.
Moreover, the 2019-2022 Plan was supplemented with an additional dollar amount, with the same vesting as the shares, to be paid in pesos at the exchange rate in force on the date of such vesting. This supplement has no significant effects.